Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - Footnotes (Details) - Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term equity securities held in trust		$ 11
Long-term equity securities held in trust	$ 176	$ 132